27. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 27. RELATED PARTY TRANSACTIONS

Issuances of Common Stock and Warrants

Issuances of common stock and common stock warrants to related parties during the years ended December 31, 2012 and 2011 to related parties are discussed in detail in Note 17

Issuances of common stock under anti-dilution arrangements to George J. Coates during the year ended December 31, 2012 are discussed in detail in Note 17

Conversions of promissory notes to related parties converted into restricted shares of the Company’s common stock are discussed n detail in Note 14.

Issuances of Promissory Notes

Issuances of promissory notes to related parties during the years ended December 31, 2012 and 2011 to related parties are discussed in detail in Note 14.

The promissory notes to related parties are payable on demand and provide for interest at the rate of 17% per annum, compounded monthly.

At December 31, 2012, interest accrued but not paid on outstanding promissory notes to related parties, aggregated $99,000.

Stock Options Granted

Stock options granted to related parties during the years ended December 31, 2012 and 2011 are discussed in detail in Note 22.

Issuance of Preferred Stock to George J. Coates

Shares of Series A Preferred Stock awarded to George J. Coates during the year ended December 31, 2011 is discussed in detail in Note 18.

Personal Guaranty and Stock Pledge

George J. Coates has pledged certain of his shares of common stock of the Company to the extent required by the lender and provided a personal guaranty as additional collateral for a mortgage loan on the Company’s headquarters facility.

Compensation and Benefits Paid

The approximate amount of compensation and benefits, all of which were approved by the board, paid to George J. Coates, Gregory Coates and Bernadette Coates, exclusive of stock-based compensation for restricted shares of common stock awarded to George J. Coates and non-cash, stock-based compensation for employee stock options granted to George J. Coates and Gregory Coates, for the years ended December 31, 2012 and 2011, is summarized as follows:

	2012	2011
George J. Coates (a) (b) (c) (d) (e)	$277,000	$299,000
Gregory Coates (a) (f)	173,000	189,000
Bernadette Coates	77,000	81,000

(a)   Includes compensation paid in 2011for vacation earned but not taken.

(b)   Excludes compensation in 2012 consisting of 20,275,046 restricted shares of common stock awarded to George J. Coates pursuant to an anti-dilution arrangement in effect during the year ended December 31, 2012. Of this amount, 18,593,313 shares of common stock were initially issued throughout 2012. In December 2012, these shares were cancelled and restored to unissued status. The entire 20,275,046 shares of common stock awarded in 2012 were then reissued in January 2013. The estimated fair value of these shares was $1,674,000, which amount is included in stock-based compensation expense in the accompanying consolidated statement of operations for the year ended December 31, 2012.

(c)   Excludes compensation paid in 2011 consisting of 58,882 shares of Series A Preferred Stock issued to George J. Coates consisting of 8,882 shares issued pursuant to an anti-dilution arrangement and 50,000 shares issued for a compensatory stock award. The estimated fair value of these shares amounted to $143,000. Each share of Series A Preferred Stock entitles the holder to 10,000 votes per share for all matters brought before the common stockholders for a vote.

(d)   Excluded from the amounts reported above for 2012 and 2011, are 1,815,000 and 1,800,000 stock options with exercise prices of $0.06 and $0.25 per share, respectively. The estimated fair values of these stock options at the dates of grant were $116,000 and $450,000, respectively.

(e)   Excluded from the amount reported above for 2011 are 620,000 restricted shares of common stock awarded to George J. Coates which have not been issued. The Company is obligated to pay the personal income taxes of Mr. Coates related to this award. The estimated fair value of these shares, including related income taxes on the date of award was approximately $130,000.

(f)   Excluded from the amounts reported above for 2011 are 1,800,000 stock options with an exercise price of $0.24 per share. The estimated fair value of these stock options at the date of grant was $432,000.

Barry C. Kaye, Treasurer and Chief Financial Officer, was paid consulting fees of approximately $67,000 and $104,000 in 2012 and 2011, respectively. For the year ended December 31, 2012, Mr. Kaye earned an additional $47,000, which was not paid and has been deferred until the Company has sufficient working capital to remit payment to him.